UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.3%
New York 80.5%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	994,230
Series A, 5.75%, 11/15/2022	1,000,000	1,051,400
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of St. Rose, Series A, 0.22% **, 7/1/2037, Bank of America NA (a) (b)	1,440,000	1,440,000
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, Prerefunded, 8.25%, 11/15/2030	2,000,000	2,162,600
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (b)	1,020,000	1,069,725
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (b)	1,000,000	1,055,080
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (b)	590,000	645,041

Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (b)	2,615,000	2,744,207
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021 (b)	4,500,000	4,926,870
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	4,939,700
5.5%, 10/1/2037	2,500,000	2,558,900
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (b)	10,000,000	9,692,000
Series D, 5.0%, 9/1/2023 (b)	5,000,000	5,305,200
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,060,080
Series A, 5.5%, 11/15/2039	5,000,000	5,278,750
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022 (b)	1,575,000	1,677,658
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (b)	1,050,000	1,188,264
6.0%, 3/1/2014 (b)	1,040,000	1,203,228
6.0%, 3/1/2015 (b)	1,250,000	1,458,687
6.0%, 3/1/2017 (b)	1,410,000	1,655,777
6.0%, 3/1/2018 (b)	1,130,000	1,328,869
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (b)	500,000	520,425
New York, Higher Education Revenue, Dormitory Authority:
Series C, 7.375%, 5/15/2010	230,000	237,153
Series B, 7.5%, 5/15/2011	295,000	322,358
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (b)	900,000	1,033,524
6.0%, 7/1/2021 (b)	850,000	1,003,077
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (b)	1,375,000	1,392,710
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027 (b)	3,000,000	3,538,080
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2011 (b)	760,000	803,685
6.5%, 7/1/2012 (b)	500,000	543,220
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	4,500,000	4,918,905
5.5%, 1/1/2017	4,890,000	5,638,072
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (b)	575,000	588,317
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (b)	3,000,000	3,483,450
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	75,000	79,986
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (b)	1,185,000	1,351,338
Series C, 5.5%, 4/1/2017	4,000,000	4,701,720
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (b)	2,000,000	2,360,340
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (b)	5,000,000	5,290,750
Series A, 5.0%, 10/15/2029 (b)	5,000,000	5,224,900
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,335,600
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (b)	1,100,000	1,209,703
5.75%, 7/1/2018 (b)	2,250,000	2,570,377
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014 (b)	415,000	443,627

New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,009,863
Series A, 5.0%, 3/15/2038	1,250,000	1,276,938
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (b)	3,120,000	3,334,469
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (b)	3,000,000	3,090,630
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017 (b)	2,325,000	2,655,987
New York, State Dormitory Authority Revenues, Series B, 7.5%, 5/15/2011	180,000	185,584
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,003,500
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University, Series A, 5.25%, 7/1/2034 (c)	5,000,000	5,210,050
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.5%, 5/1/2037	1,500,000	1,504,305
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospital Center, Series B, 5.25%, 7/1/2024	960,000	949,363
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	2,761,950
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University, Series C, 5.0%, 7/1/2040	2,750,000	2,854,912
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031 (b)	2,000,000	2,069,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University, 5.0%, 9/1/2038	1,500,000	1,519,530
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series D, 0.18% **, 7/1/2031, TD Bank NA (a)	1,300,000	1,300,000
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,413,580
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018 (b)	2,000,000	2,217,340
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (b)	75,000	89,982
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,490,565
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030 (b)	4,000,000	4,138,680
Series A, 5.0%, 3/15/2039	5,150,000	5,260,982
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021 (b)	10,000,000	10,770,400
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,329,320
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	48,718
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,344,650
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,193,508
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	4,746,465
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,043,300
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (b)	2,855,000	2,983,161
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,445
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027 (b)	10,000,000	10,030,000
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021 (b)	5,930,000	6,040,417
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (b)	2,100,000	2,177,511
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	1,530,000	1,439,914

New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	1,789,520
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	1,982,860
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,396,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series CC-2, 0.22% **, 6/15/2038	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,030,990
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 5.0%, 5/1/2038	4,000,000	4,111,800
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-1B, 0.25% **, 11/1/2022	500,000	500,000
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (b)	470,000	471,142
New York, NY, General Obligation:
Series L-4, 0.2% **, 4/1/2038, US Bank NA (a)	1,000,000	1,000,000
Series B, 5.0%, 8/1/2026	3,085,000	3,279,293
Series H, 5.125%, 8/1/2018 (b)	240,000	242,074
Series I-1, 5.625%, 4/1/2029	3,000,000	3,285,900
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	875,000	876,383
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,958,250
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (b)	500,000	538,640
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Series D, 5.55%, 11/15/2024	3,760,000	3,636,033
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (b)	215,000	241,869
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (b)	9,210,000	9,804,874
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (b)	1,605,000	1,683,565
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (b)	500,000	565,795
5.5%, 4/1/2014 (b)	1,000,000	1,152,510
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,845,000	1,606,386
5.7%, 1/1/2028	3,250,000	2,518,132

		270,774,818
Puerto Rico 14.7%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	3,000,000	3,021,810
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,543,441
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,057,280
Series AA, 5.5%, 7/1/2016 (b)	2,410,000	2,587,111
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.5%, 7/1/2019 (b)	6,040,000	6,366,281
Series A, 5.5%, 7/1/2020 (b)	6,750,000	7,101,067
Puerto Rico, Electric Power Authority Revenue:
Series UU, 0.714% *, 7/1/2029 (b)	10,000,000	7,532,500
6.0%, 7/1/2012 (b)	4,020,000	4,384,373
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,447,275
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (b)	2,750,000	3,173,253

Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	3,724,450
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (b)	5,000,000	5,336,900

49,275,741
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	450,040

Total Municipal Bonds and Notes (Cost $303,898,598)	320,500,599
Municipal Inverse Floating Rate Notes (d) 12.9%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019 (b) (e)
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.15%, 4/1/2019, Leverage Factor at purchase date: 2 to 1	10,000,000	10,913,650
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (e)
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.42%, 3/15/2023, Leverage Factor at purchase date: 4 to 1	9,900,000	10,718,037
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (e)
Trust: New York City, NY, Series 3384, 144A, 17.255%, 6/15/2040, Leverage Factor at purchase date: 4 to 1	10,000,000	10,745,350
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (e)
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 19.3%, 11/1/2023, Leverage Factor at purchase date: 4 to 1	10,000,000	10,846,600

Total Municipal Inverse Floating Rate Notes (Cost $41,505,553)	43,223,637
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $345,404,151) †	108.2	363,724,236
Other Assets and Liabilities, Net	(8.2)	(27,554,812)

Net Assets	100.0	336,169,424

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $345,038,119. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $18,686,117. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,220,586 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,534,469.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2009.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2009.

(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	10.7
Assured Guaranty Corp.	0.6
Financial Guaranty Insurance Co.	10.9
Financial Security Assurance, Inc.	11.2
National Public Finance Guarantee Corp.	15.7
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

3/12/2010 3/12/2025	6,200,000[1]	Fixed — 3.547%	Floating — LIBOR	213,083
Counterparty:
1			JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$—	$363,724,236	$—	$363,724,236
Derivatives(g)	—	213,083	—	213,083
Total	$—	$363,937,319	$—	$363,937,319
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$213,083

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010